Parent Company Only Condensed Financial Information - SCF (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities		$ (1,252,795)	¥ (8,721,706)	¥ (7,911,768)	¥ (4,574,719)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of trading securities					1,340,911
Purchase of held for trading securities					(1,337,413)
Acquisitions of equity investees		(4,525)	(31,500)	(110,900)	(52,500)
Net cash used in investing activities		485,804	3,382,069	(7,940,843)	(1,190,273)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options		7,296	50,790	42,251	6,207
Repurchase of restricted shares				(7,490)
Proceeds from issuance of convertible promissory note		620,882	4,322,457		312,624
Repayment of convertible promissory note					(325,013)
Repayment of non-recourse loan	¥ 82,863			82,863
Proceeds from issuance of ordinary shares, net of issuance costs				7,531,037
Net cash provided by financing activities		444,562	3,094,953	11,603,092	12,867,334
Effects of exchange rate changes on cash and cash equivalents		1,460	10,166	(56,947)	(168,120)
Cash and cash equivalents at beginning of the year			3,133,847	7,505,954
Cash and cash equivalents at end of the year		123,939	862,839	3,133,847	7,505,954
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities		62,981	438,465	3,917,654	(4,920,905)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of trading securities		0	0	0	1,340,911
Purchase of held for trading securities		0	0	0	(1,337,413)
Acquisitions of equity investees		(691,990)	(4,817,498)	(11,693,144)	(6,223,178)
Net cash used in investing activities		(691,990)	(4,817,498)	(11,693,144)	(6,219,680)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options		7,296	50,790	42,251	6,207
Repurchase of restricted shares		0	0	(7,490)	0
Proceeds from issuance of convertible promissory note		620,882	4,322,457	0	312,624
Repayment of convertible promissory note		0	0	0	(325,013)
Repayment of non-recourse loan		0	0	82,863	0
Proceeds from issuance of ordinary shares, net of issuance costs		0	0	7,566,470	0
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs		0	0	78,651	11,093,377
Net cash provided by financing activities		628,178	4,373,247	7,762,745	11,087,195
Effects of exchange rate changes on cash and cash equivalents		33	236	6,654	(3,031)
NET DECREASE IN CASH AND CASH EQUIVALENTS		(798)	(5,550)	(6,091)	(56,421)
Cash and cash equivalents at beginning of the year		2,468	17,179	23,270	79,691
Cash and cash equivalents at end of the year		$ 1,670	¥ 11,629	¥ 17,179	¥ 23,270